BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 0	$ 1,131
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.20%
Syndicated Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 0	0
Syndicated Revolving Credit Facility [Member] | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.20%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 496	0
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	0.40%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 242	236
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 323	314
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 565	550
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%
Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 565	550
Medium-term Notes, Maturing October 9, 2029 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.40%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 403	392
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.90%
Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 250	0
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.00%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 2,822	3,158
Corporate Borrowings, Outstanding Principal	2,844	3,173
Corporate Borrowings, Deferred Financing Costs and Other	$ (22)	$ (15)